LOSS PER SHARE (Details) - Schedule of Loss per Share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of Loss per Share [Abstract]
Net loss applicable to shareholders of ordinary shares	$ (3,742)	$ (1,963)
Interest accrued on preferred shares	(0)	(597)
Total loss attributed to ordinary shares	(3,742)	(2,560)
Shares of ordinary share used in computing basic and diluted net loss per share	$ 9,562,384	$ 576,556
Net loss per share of ordinary share, basic and diluted (in Dollars per share)	$ (0.39)	$ (4.44)